Shareholder's Equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of treasury shares [line items]
Total amount	€ 181	€ 281	€ 337
Common shares B [member]
Disclosure of treasury shares [line items]
Total amount	€ 1	€ 3	€ 2
Aegon N.V [member]
Disclosure of treasury shares [line items]
Number of shares	66,632	91,893
Total amount	€ 181	€ 281
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	52,686	65,540
Total amount	€ 171	€ 269
Aegon N.V [member] | Common shares [member] | Subsidiaries [Member]
Disclosure of treasury shares [line items]
Number of shares	1,062	1,043
Total amount	€ 9	€ 9
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Number of shares	12,884	25,310	13,856
Total amount	€ 1	€ 3	€ 2